Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets, net
Schedule of intangible assets, net

	As of December 31,
	2021	2022
	RMB	RMB	US$ (Note 2(d))
Travel license	31,056	30,456	4,415
Insurance agency license	11,711	11,711	1,698
Software	73,056	64,985	9,422
Technology	4,300	4,300	623
Trade names	41,634	38,264	5,548
Supplier relationship	8,560	—	—
Customer relationship	21,787	11,020	1,598
Non-compete agreements	6,399	5,816	843
Subtotal	198,503	166,552	24,147
Less: Accumulated amortization	(120,805)	(113,558)	(16,464)
Less: Impairment	(22,322)	(22,322)	(3,236)
Total	55,376	30,672	4,447

Schedule of annual estimated amortization expense for intangible assets

	Amortization for Intangible Assets
Years Ending December 31,	RMB	US$ (Note 2(d))
2023	4,463	647
2024	3,713	538
2025	2,944	427
2026	2,435	353
2027	2,368	343
Thereafter	14,749	2,139
Total	30,672	4,447